Pay vs Performance Disclosure, with Additional Measures	12 Months Ended
Dec. 31, 2024
Pay vs Performance Disclosure with Additional Measures [Line Items]
Relationship Between "Compensation Actually Paid" and Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with the Pay Versus Performance Rules) for a particular year. In accordance with the Pay Versus Performance Rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income (loss) was $(1,409,849), $13,894,886, and $(250,038), for fiscal 2024, 2023 and 2022, respectively.

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Mr. Goodman and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding Mr. Goodman) during the periods presented have little correlation because we do not traditionally take into account TSR when determining the compensation paid to our PEO or non PEO NEOs.